BALANCE SHEETS (Unaudited) (USD $)	Aug. 31, 2012	Nov. 30, 2011	Nov. 30, 2010
ASSETS
Cash	$ 25,321		$ 23,254
Prepaid expenses	7,338	7,338
Total current assets	32,659	7,338	23,254
Total assets	32,659	7,338	23,254
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued interest	519,164	505,148
Due to related party	275	10,624
Advance from related party			274
Promissory notes	400,000
Total current liabilities	919,439	515,772	274
Total liabilities	919,439	515,772	274
Stockholders' Deficit
Common stock, $0.001 par value, 75,000,000 shares authorized; 4,510,000 shares issued and outstanding	4,510	4,510	4,510
Additional paid-in-capital	19,090	19,090	19,090
Deficit accumulated during the development stage	(910,380)	(532,034)	(620)
Total stockholders' deficit	(886,780)	(508,434)	22,980
Total liabilities and stockholders' deficit	$ 32,659	$ 7,338	$ 23,254